Other (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other

		Currency remeasurement
	2021	2020
Foreign exchange loss	$(5)	$(4)
Settlement loss on defined benefit pension plan annuity purchase (note 13)	(12)	—
Gain (loss) on interest rate swap contracts (note 12)	6	(4)
Other	9	(6)
	$(2)	$(14)